UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.P.
           --------------------------------------------------
Address:   65 East 55th Street, 30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:     028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           ------------------------------------------------------------
Title: Managing Member, King Street Capital Management GP, L.L.C., the General Partner of King Street Capital Management, L.P.
           ------------------------------------------------------------
Phone:     (212) 812-3100
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian J. Higgins         New York, New York           November 12, 2010
------------------------   ------------------------     ---------------------
       [Signature]              [City, State]                  [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             6
                                               -------------

Form 13F Information Table Entry Total:        30
                                               -------------

Form 13F Information Table Value Total:        $ 159,819
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number Name

1              028-13287            KING STREET CAPITAL MASTER FUND, LTD.

2              028-10355            BRIAN J. HIGGINS

3              028-10357            O. FRANCIS BIONDI, JR.

4              028-13990            KING STREET CAPITAL, L.P.

5              028-13753            KING STREET EUROPE, L.P.

6              028-13754            KING STREET EUROPE MASTER FUND, LTD.

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
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             COLUMN 1        COLUMN 2          COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
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                                                                                                               VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE     SHRS OR         PUT/  INVESTMENT  OTHER
          NAME OF ISSUER     TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT  SH/PRN CALL  DISCRETION MANAGER  SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------

AMR CORP                     COM               001765906    5,545     884,300       CALL   Defined   1, 2, 3
AMR CORP                     COM               001765906    2,293     365,700       CALL   Defined   2, 3, 4
BANK OF AMERICA CORPORATION  *W EXP 01/16/201  060505146   27,702   4,275,000   SH         Defined   1, 2, 3       4,275,000
BANK OF AMERICA CORPORATION  *W EXP 01/16/201  060505146   11,178   1,725,000   SH         Defined   2, 3, 4       1,725,000
FIFTH THIRD BANCORP          COM               316773100    8,474     704,375   SH         Defined   1, 2, 3         704,375
FIFTH THIRD BANCORP          COM               316773100    3,556     295,625   SH         Defined   2, 3, 4         295,625
FRONTLINE LTD                SHS               G3682E907   11,941     420,000       CALL   Defined   1, 2, 3
FRONTLINE LTD                SHS               G3682E907    5,117     180,000       CALL   Defined   2, 3, 4
LIBERTY MEDIA CORP           DEB 4.000%11/1    530715AG6   17,885  31,377,000   PRN        Defined   1, 2, 3      31,377,000
LIBERTY MEDIA CORP           DEB 4.000%11/1    530715AG6    7,195  12,623,000   PRN        Defined   2, 3, 4      12,623,000
LIBERTY MEDIA CORP           DEB 3.500% 1/1    530715AN1    3,838   7,225,000   PRN        Defined   1, 2, 3       7,225,000
LIBERTY MEDIA CORP           DEB 3.500% 1/1    530715AN1    1,474   2,775,000   PRN        Defined   2, 3, 4       2,775,000
LIZ CLAIBORNE INC            COM               539320901    4,347     715,000       CALL   Defined   1, 2, 3
LIZ CLAIBORNE INC            COM               539320901    1,733     285,000       CALL   Defined   2, 3, 4
LULULEMON ATHLETICA INC      COM               550021959   15,987     357,500       PUT    Defined   1, 2, 3         357,500
LULULEMON ATHLETICA INC      COM               550021959    6,373     142,500       PUT    Defined   2, 3, 4         142,500
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R    780097747      187      12,152   SH         Defined   1, 2, 3          12,152
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R    780097747       80       5,208   SH         Defined   2, 3, 4           5,208
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R    780097747       29       1,867   SH         Defined   2, 3 ,5           1,867
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R    780097747       38       2,473   SH         Defined   2, 3, 6           2,473
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S     780097739      443      28,056   SH         Defined   1, 2, 3          28,056
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S     780097739      190      12,024   SH         Defined   2, 3, 4          12,024
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S     780097739       68       4,309   SH         Defined   2, 3 ,5           4,309
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S     780097739       90       5,711   SH         Defined   2, 3, 6           5,711
STERLING FINL CORP WASH      COM               859319105    7,144  10,990,000   SH         Defined   1, 2, 3      10,990,000
STERLING FINL CORP WASH      COM               859319105    3,062   4,710,000   SH         Defined   2, 3, 4       4,710,000
U S AIRWAYS GROUP INC        COM               90341W908    6,614     715,000       CALL   Defined   1, 2, 3
U S AIRWAYS GROUP INC        COM               90341W908    2,636     285,000       CALL   Defined   2, 3, 4
WASHINGTON FED INC           *W EXP 11/14/201  938824117    3,271     633,831   SH         Defined   1, 2, 3         633,831
WASHINGTON FED INC           *W EXP 11/14/201  938824117    1,329     257,580   SH         Defined   2, 3, 4         257,580

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